Offsets	Mar. 16, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Papa Medical Inc.
Form or Filing Type	S-1
File Number	333-283405
Initial Filing Date	Nov. 22, 2024
Fee Offset Claimed	$ 2,223.41
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Class A common stock, par value $0.0001 per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 27,600,000.00
Termination / Withdrawal Statement	Pursuant to Rule 457(p) under the Securities Act, the registrant is fully offsetting the registration fee of $2,382.23 due under this registration statement, which represents the registration fee previously paid with respect to $27,600,000 of unsold securities (the “Unsold Offset Securities”) previously registered on Form S-1 (File No. 333-283405), as amended (“Original S-1”). Accordingly, no registration fee is due to be paid at this time. The registrant has withdrawn the Original S-1 and is relying on Rule 457(p) to apply the previously paid filing fees as an offset against the filing fee due under this registration statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Papa Medical Inc.
Form or Filing Type	S-1
File Number	333-283405
Filing Date	Nov. 22, 2024
Fee Paid with Fee Offset Source	$ 2,223.41